LOANS PAYABLE (Details) - USD ($)	9 Months Ended	12 Months Ended
	Aug. 31, 2022	Nov. 30, 2021
IfrsStatementLineItems [Line Items]
Beginning Balance		$ 493,087
Repayment - shares		(498,329)
Net exchange differences		5,242
Advance	138,150
Interest expense	10,559
Ending Balance	148,709
Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Beginning Balance		493,087
Repayment - shares		(498,329)
Net exchange differences		5,242
Advance
Interest expense
Ending Balance
Related parties [member]
IfrsStatementLineItems [Line Items]
Beginning Balance
Repayment - shares
Net exchange differences
Advance	138,150
Interest expense	10,559
Ending Balance	$ 148,709